INCOME TAX - Current and Deferred Components of Income Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Current tax expense	€ (32)	€ (30)	€ (26)
Deferred tax expense	14	(2)	(54)
Total income tax expense	€ (18)	€ (32)	€ (80)